Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Common Stock
(10) Common Stock
Shares Authorized and Outstanding
As of June 30, 2022, the Company had authorized a total of 310,000,000 shares for issuance, with 300,000,000 shares designated as common stock and 10,000,000 shares designated as preferred stock.
On Closing Date, all outstanding shares of Legacy Quanergy common stock and convertible preferred stock (except Series B and Series C convertible preferred stock) were cancelled and converted into shares of Quanergy using a conversion ratio of 0.1940 in accordance with the terms of the Merger Agreement. Series B and Series C were cancelled and converted using a ratio of 0.5711 and 0.7155, respectively, in accordance with the terms of the Merger Agreement. There were 4,170,461 shares of common stock outstanding immediately after the consummation of the Business Combination, excluding contingent shares.

	February 8, 2022 (Closing Date)
	Preferred Stock Shares	Exchange Ratio	Common Stock Shares
Series Seed Convertible Preferred Stock (Legacy Quanergy)	2,231,248	0.1940	432,831
Series Seed-2 Convertible Preferred Stock (Legacy Quanergy)	495,417	0.1940	96,101
Series A Convertible Preferred Stock (Legacy Quanergy)	3,233,871	0.1940	627,352
Series A Plus Convertible Preferred Stock (Legacy Quanergy)	790,500	0.1940	153,352
Series B Convertible Preferred Stock (Legacy Quanergy)	778,839	0.5771	449,474
Series C Convertible Preferred Stock (Legacy Quanergy)	165,237	0.7155	118,224

Total	7,695,112		1,877,334

GEM Agreement
In December 2021, CCAC and GEM entered into a Share Purchase Agreement (the “GEM Agreement”) for the Company’s liquidity needs post Business Combination. Under the GEM Agreement, the Company is entitled to draw down up to $125 million of gross proceeds, over a three year period in exchange for shares of the Company’s common stock. The shares of common stock issued in exchange for funding will be determined at a price equal to 90% of the average closing price of the Company’s common stock over a
30-day
period.
In exchange for GEM’s commitment to fund, the Company issued to GEM a warrant to purchase common stock of the Company exercisable for up to 2.5% of the outstanding common stock of the Company on a fully diluted basis as of the Closing for a period of three years (the “GEM Warrant”), which warrant was fair valued at $4.0 million at origination of the agreement, and agreed to pay $2.5 million in cash or in shares for the GEM commitment fee by the first anniversary of the Closing Date. At June 30, 2022, the Company has $2.3 million of unamortized deferred offering costs for the commitment fee remaining in other long-term assets, and a $2.5 million commitment fee payable within one year recorded in other current liabilities on the condensed consolidated balance sheet.
The Company accounts for the GEM Agreement as an equity-classified purchase put option. The Company determined that the fair value of the purchase put option approximates the fair value of the GEM warrant issued of approximately $4.0 million. Accordingly, the purchase put option and the common stock warrants are each reflected within equity in connection with the retrospective recapitalization as of December 31, 2021.
In May 2022, the Company drew down $9.9 million on the GEM Agreement. In exchange for funding, Quanergy issued 1,314,159 shares of common stock. The number of shares issued represents three times the fair value of funding received by the Company, based on the closing price of the Company’s stock on the date of the funding request. Based on the GEM Agreement, the number of shares of common stock to settle the draw down of cash is determined by 90% of the average trading price over a
30-day
trading period (“Committed Draw Down Pricing Period”). If the initial issuance of shares is in excess of the number of shares determined to settle the draw down, GEM would have to return the excess shares to Quanergy. In the event there is a shortfall of shares, Quanergy would have to issue more shares to GEM. Subsequently in July 2022, the Company and GEM agreed to extend the Committed Draw Down Pricing Period to 40 consecutive trading days, ending July 22, 2022. To account for the contingently returnable shares of common stock on settlement of funding, the Company recorded a share-settled forward asset of $10.0 million on issuance of shares in prepaid expenses and other current assets on the condensed consolidated balance sheet. As of June 30, 2022, the fair value of the forward asset was determined to be $1.1 million. The Company recognized $8.9 million in expense for the change in fair value of the forward asset, recorded in other income (expense), net on the condensed consolidated statement of operations. The fair value of the forward asset was determined by calculating the number of shares to be returned to Quanergy at date of issuance and as of June 30, 2022. The number of shares to be returned was calculated based on 90% of the trading price at date of issuance, and 90% of the average trading price for the Committed Draw Down Pricing Period from May 25, 2022 to June 30, 2022, respectively, with the Company’s stock price at June 30, 2022 used as a proxy for the remainder of the Committed Draw Down Pricing Period as of June 30, 2022. Upon settlement of funding in July 2022, GEM returned 56,729 shares to the Company.
Common Stock Warrants
As of June 30, 2022, the Company had the following common stock warrants outstanding to purchase shares of the Company’s common stock:

	Shares	Exercise Price	Expiration
Public Warrants	689,999	$230.00	February 2027
Private Placement Warrants	376,000	230.00	February 2027
GEM Warrants	169,896	200.00	February 2025
2023 Notes Warrants	264,270	0.20	March 2025

Total	1,500,165

Public and Private Placement Warrants
On February 13, 2021, CCAC consummated the initial public offering (“IPO”) of 1,380,000 units (the “Units”), including the full exercise by the underwriters of their over-allotment option. Each Unit included one share of Class A Common Stock and one half of one warrant (the “Public Warrants”). Simultaneously with the closing of the IPO, CCAC consummated the sale of
376
,000 warrants (the “Private Placement Warrants”) in a private placement to CITIC Capital Acquisition LLC (the “Sponsor”). As of June 30, 2022, the Company had 689,999 Public Warrants that are now equity classified post Business Combination and 376,000 Private Placement Warrants outstanding. Each warrant entitles the registered holder to purchase one share of common stock at a price of $230.00 per share. The Private Placement Warrants, which the Company assumed as part of the Business Combination, are recorded as warrant liabilities.
Each whole Warrant entitles the registered holder to purchase one share of common stock at a price of $230.00 per share, at any time commencing on March 10, 2022, provided that the Company has an effective registration statement under the Securities Act covering the shares of the common stock issuable upon exercise of the Warrants and a current prospectus relating to them is available. The Warrants expire on February 8, 2027, or earlier upon redemption or liquidation. The Company may redeem the Public Warrants when the last reported sales price of the Company’s common stock for any 20 trading days within a 30 trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (the “Reference Value”) exceeds $360.00.
If the Reference Value exceeds $360.00, Public Warrants are redeemable at $0.20 per warrant, in whole and upon a minimum of 30 days prior written notice. The Company’s Board of Directors could also elect to require all warrant holders to exercise the Public Warrants on a cashless basis. The number of shares to be issued for the cashless exercise would be equal to the quotient obtained by dividing (x) the product of the number of shares underlying the warrants, multiplied by the excess of the fair market value over the warrant price by (y) the fair market value. The fair market value is the average reporting closing price of the shares for the ten trading days ending on the third day prior to the date on which the notice of redemption was send to warrant holders.
The Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants. However, the Private Placement Warrants are not redeemable by the Company as long as they are held by a Sponsor or its permitted transferees. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by us in all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants.
GEM Warrants
In December 2021, the Company issued the GEM Warrant, pursuant to the GEM Agreement, with a
36-month
term to purchase 169,896 shares of common stock at a strike price per share equal to $200.00, to GEM Yield Bahamas Limited.
2023 Notes Warrants
During fiscal year 2020, the Company issued warrants to purchase 176,358 shares of the Company’s common stock with an exercise price of $0.20 per share in conjunction with the issuance of $16.1 million convertible promissory notes (the “2023 Initial Notes”). These warrants expire in March 2025.
The Company allocated the proceeds from the issuance of the 2023 Initial Notes between the convertible notes and the common stock warrants on a relative fair value basis, with approximately $7.2 million allocated to the common stock warrants, included within additional paid-in
capital on the consolidated balance sheets. The warrants are not remeasured in future periods as they meet the conditions for equity classification. See “Note 12 — Borrowing Arrangements” for additional details on the 2023 Initial Notes.
In February 2021, the Company issued warrants to purchase 314,901 shares of common stock in conjunction with the issuance of $48.7 million in convertible promissory notes (the “Extension Notes”). These Extension Notes have similar terms to the 2023 Initial Notes (the “2023 Initial Notes”, together with the “Extension Notes”, referred to as the “2023 Notes”).
These warrants are exercisable for shares of common stock at $0.20 per share and expire in March 2025. The Company allocated the proceeds from the issuance of the Extension Notes between the convertible notes and the common stock warrants on a relative fair value basis, with approximately $22.0 million allocated to the common stock warrants, included within additional paid-in
capital on the consolidated balance sheets. The warrants are not remeasured in future periods as they meet the conditions for equity classification. See “Note 12 – Borrowing Arrangements” for additional details on the Extension Notes.
Sensata Warrants
In June 2021, the Company issued warrants to purchase 125,000 shares of common stock of the Company in exchange for services to be provided under a Collaboration Agreement with Sensata. Upon the close of the Business Combination, the warrants were fair valued and the Company recorded $17.6 million within additional paid-in
capital, with $8.8 million recorded in prepaid expenses and other current assets, and $8.8 million in other long-term assets. The warrants were subsequently exercised in May 2022 for $25 thousand in cash. The Company will recognize expense under the Collaboration Agreement as services are provided. Refer to “Note 18 — Related Party Transactions” for additional details.

(11)	Common Stock
As of December 31, 2021, the Company has authorized the issuance of 4,003,595 shares of common stock.
The Company has reserved shares of common stock for issuance related to the following stock options, warrants, restricted stock units (“RSUs”) and future grants:

	As of December 31,
	2021	2020
Common stock warrants	616,259	176,808
Stock options and RSUs, issued and outstanding	762,642	508,211
Common stock authorized for future issuance	(25)	43,707

	1,378,876	728,726

The authorized share limit is increased by the Company whenever the number of common shares authorized is not sufficient to cover what has been issued and granted. An increase to total authorized shares of common stock is detailed in “Note 19 — Subsequent Events”.
Common Stock Warrants
As of December 31, 2021, the Company had the following common stock warrants outstanding to purchase shares of the Company’s common stock (in thousands, except for share and per share amounts):

	Date of Issue	Shares	Exercise Price	Fair Value at Issuance, Net	Expiration
February 2021		314,901	$0.20	$21,971	March 24, 2025
March, August and October 2020		176,358	$0.20	7,212	March 24, 2025

Total		491,259		$29,183

In November 2019, the Company issued warrants to purchase 450 shares of the Company’s common stock with an exercise price of $0.20 per share in connection with early termination of a lease facility. These warrants were exercised in September 2021.
During fiscal year 2020, the Company issued warrants to purchase 176,358 shares of the Company’s common stock with an exercise price of $0.20 per share in conjunction with the issuance of $16.1 million convertible promissory notes (the “2023 Initial Notes”). These warrants expire in March 2025.

The common stock warrants are valued using the Black-Scholes model at $83.92 at issuance. The Company allocated the proceeds from the issuance of the 2023 Initial Notes between the convertible notes and the common stock warrants on a relative fair value basis. The Company allocated approximately $7.2 million to the common stock warrants, included within additional paid-in
capital on the consolidated balance sheets. The warrants are not remeasured in future periods as they meet the conditions for equity classification. See “Note 12 — Borrowing Arrangements” for additional details on the 2023 Initial Notes.
In February 2021, the Company issued warrants to purchase 314,901 shares of common stock in conjunction with the issuance of $48.7 million in convertible promissory notes (the “Extension Notes”). These Extension Notes have similar terms to the 2023 Initial Notes (the “2023 Initial Notes”, together with the “Extension Notes”, referred to as the “2023 Notes”).
These warrants are exercisable for shares of common stock at $0.20 per share and expire in March 2025. The common stock warrants are valued using the Black-Scholes model at $130.21 at issuance. The Company allocated the proceeds from the issuance of the Extension Notes between the convertible notes and the common stock warrants on a relative fair value basis. The Company allocated approximately $22.0 million to the common stock warrants, included within additional paid-in
capital on the consolidated balance sheets. The warrants are not remeasured in future periods as they meet the conditions for equity classification. See “Note 12 — Borrowing Arrangements” for additional details on the Extension Notes.
In June 2021, the Company issued warrants to purchase 125,000 shares of common stock of the Company, subject to adjustment, in conjunction with the Sensata Collaboration Agreement. These warrants are exercisable for shares of common stock at $0.20 per share and expire in June 2026. These warrants become exercisable into shares of the new Company after the Close of the Merger Agreement. Refer to “Note 1(b) - Business Combination” and “Note 18 — Related Party Transactions” for additional details.
The following assumptions were used to calculate the fair value of the common stock warrants issued:

Expected term	3.0 years
Expected volatility	42.9%
Risk-free interest rate	0.18%-0.41%
Expected dividends	0.0%